Reinsurance - Summary of Reinsuance Effect on the Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Premiums
Direct	$ 448	$ 445	$ 387
Reinsurance assumed	20	24	28
Reinsurance ceded	(228)	(274)	(315)
Net amount	240	195	100
Future policy and other policy benefits
Direct	1,434	1,030	1,311
Reinsurance assumed	82	42	(121)
Reinsurance ceded	(457)	(554)	(490)
Total future policy and other policy benefits	$ 1,059	$ 518	$ 700